- INCOME TAXES (Details Text) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Income Taxes [Abstract]
The valuation allowance as of June 30, 2016 was approximately $873 (at year ended December 31, 2015 was approximately $373)	$ 873	$ 373
The net change in valuation allowance as of June 30, 2016 was $500 (and $373 during the year ended December 31, 2015)	500	373
The Company has a net operating loss for tax purposes totaling approximately $2,567 as of June 30, 2016 (and $1,098 at year ended December 31, 2015), expiring through 2035	$ 2,567	$ 1,098